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                       JEFFERSON PILOT VARIABLE FUND, INC.
                                ONE GRANITE PLACE
                                CONCORD, NH 03110


February 15, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington,  DC  20549

       RE:  Jefferson Pilot Variable Fund, Inc.
            File No. 002-94479

Commissioners:

Enclosed for filing via EDGAR pursuant to Rule 497(e) of the Securities Act of 1933 is a supplement to the above-captioned prospectus dated May 1, 2001, relating to a reduction in investment advisory and subadvisory fees for the Capital Growth Portfolio.

If you have any questions, please call me at (603) 226-5706.

Sincerely,

Craig Moreshead

cc:  Michael Koeffler, Esq.
     Securities and Exchange Commission

Enclosure